Goodwill, transmission system rights and other intangible assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Dec. 31, 2011 Transmission system rights	Dec. 31, 2011 Northeast	Dec. 31, 2011 Northwest	Dec. 31, 2011 Southwest	Dec. 31, 2009 Southwest	Dec. 31, 2010 Un-allocated Corporate	Dec. 31, 2011 Un-allocated Corporate
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 12,453	$ 8,918	$ 343,586				$ 8,918	$ 8,918		$ 3,535
Acquisition of businesses	331,133	3,535			135,268	138,263	57,602		3,535
Balance at the end of the period	$ 343,586	$ 12,453	$ 343,586		$ 135,268	$ 138,263	$ 66,520	$ 8,918	$ 3,535	$ 3,535
Right to use percentage of Path 15 transmission line in California				72.00%